Segmented information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Results of Operations and Assets for Segments

	Three months ended June 30, 2024
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$491,312	$78,661	$—	$569,973
Other revenue	13,940	14,518	195	28,653
Fuel, power and water purchased	108,934	691	—	109,625
Net revenue	396,318	92,488	195	489,001
Operating expenses (3)	215,708	47,758	2,402	265,868
Depreciation and amortization	100,120	36,553	239	136,912
Loss on foreign exchange	—	—	4,284	4,284
Operating income	80,490	8,177	(6,730)	81,937
Interest expense	(49,476)	(18,624)	(37,687)	(105,787)
Income from long-term investments and other income	7,456	17,667	173,518	198,641
Other expenses	(8,537)	(7,886)	(4,555)	(20,978)
Earnings (loss) before income taxes	$29,933	$(666)	$124,546	$153,813
Capital expenditures (4)	$167,834	$36,502	$—	$204,336
(1) Renewable Energy Group revenue includes $6,965 related to net hedging gain from energy derivative contracts and availability credits for the three months ended June 30, 2024 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $15,334 related to alternative revenue programs for the three months ended June 30, 2024 that do not represent revenue recognized from contracts with customers.
(3) Operating expenses for the Renewable Energy Group include development costs of $7,734 and other operating costs (previously called administrative expenses) of $6,709 for the three months ended June 30, 2024.
(4) Excludes Property, plant and equipment acquired through the assumption of debt.
18.Segmented information (continued)

	Three months ended June 30, 2023
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$533,642	$71,694	$—	$605,336
Other revenue	12,791	9,380	364	22,535
Fuel, power and water purchased	138,374	3,782	—	142,156
Net revenue	408,059	77,292	364	485,715
Operating expenses (3)	228,847	38,367	(40)	267,174
Depreciation and amortization	84,754	33,291	403	118,448
Gain on foreign exchange	—	—	6,379	6,379
Operating income	94,458	5,634	(6,378)	93,714
Interest expense	(42,724)	(16,420)	(30,519)	(89,663)
Income (loss) from long-term investments and other income	9,332	22,842	(309,870)	(277,696)
Other expenses	(41,010)	(1,197)	(2,427)	(44,634)
Earnings (loss) before income taxes	$20,056	$10,859	$(349,194)	$(318,279)
Capital expenditures (4)	$225,505	$19,704	$—	$245,209
(1) Renewable Energy Group revenue includes $4,328 related to net hedging gain from energy derivative contracts and availability credits for the three months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $9,083 related to alternative revenue programs for the three months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
3) Operating expenses for the Renewable Energy Group include development costs of $3,274 and other operating costs of $7,356 for the three months ended June 30 2023.
(4) Excludes Property, plant and equipment acquired through the assumption of debt.
18.Segmented information (continued)

	Six months ended June 30, 2024
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,116,143	$163,237	$—	$1,279,380
Other revenue	25,689	30,052	605	56,346
Fuel, power and water purchased	306,738	4,229	—	310,967
Net revenue	835,094	189,060	605	1,024,759
Operating expenses (3)	423,239	101,353	3,061	527,653
Depreciation and amortization	192,140	73,812	500	266,452
Loss on foreign exchange	—	—	16,141	16,141
Operating income (loss)	219,715	13,895	(19,097)	214,513
Interest expense	(98,186)	(38,419)	(71,706)	(208,311)
Income from long-term investments and other income	15,377	19,689	15,821	50,887
Other expenses	(12,228)	(9,198)	(13,458)	(34,884)
Earnings (loss) before income taxes	$124,678	$(14,033)	$(88,440)	$22,205
Capital expenditures (4)	351,048	65,834	—	416,882
	June 30, 2024
Property, plant and equipment	$9,051,366	$4,120,034	$27,800	$13,199,200
Investments carried at fair value	1,905	1,126,266	—	1,128,171
Equity-method investees	39,012	313,971	—	352,983
Total assets	12,690,910	5,809,815	365,649	18,866,374
(1) Renewable Energy Group revenue includes $16,614 related to net hedging gain from energy derivative contracts and availability credits for the six months ended June 30, 2024 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $18,301 related to alternative revenue programs for the six months ended June 30, 2024 that do not represent revenue recognized from contracts with customers.
(3) Operating expenses for the Renewable Energy Group include development costs of $16,290 and other operating costs (previously called administrative expenses) of $12,738 for the six months ended June 30, 2024.
(4) Excludes Property, plant and equipment acquired through the assumption of debt.
18.Segmented information (continued)

	Six months ended June 30, 2023
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$1,208,174	$150,410	$—	$1,358,584
Other revenue	26,438	20,751	725	47,914
Fuel, power and water purchased	405,524	11,588	—	417,112
Net revenue	829,088	159,573	725	989,386
Operating expenses (3)	425,699	78,796	799	505,294
Depreciation and amortization	170,611	68,836	642	240,089
Loss on foreign exchange	—	—	7,815	7,815
Operating income (loss)	232,778	11,941	(8,531)	236,188
Interest expense	(81,202)	(31,315)	(59,064)	(171,581)
Income (loss) from long-term investments and other income	19,660	52,584	(129,928)	(57,684)
Other expenses	(45,259)	(1,197)	(4,435)	(50,891)
Earnings (loss) before income taxes	$125,977	$32,013	$(201,958)	$(43,968)
Capital expenditures (4)	372,886	42,072	—	414,958
	December 31, 2023
Property, plant and equipment	$8,945,637	$3,539,069	$32,744	$12,517,450
Investments carried at fair value	1,962	1,113,767	—	1,115,729
Equity-method investees	112,180	343,712	501	456,393
Total assets	12,658,955	5,367,011	347,995	18,373,961
(1) Renewable Energy Group revenue includes $11,527 related to net hedging gain from energy derivative contracts and availability credits for the six months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $12,789 related to alternative revenue programs for the six months ended June 30, 2023 that do not represent revenue recognized from contracts with customers.
(3) Operating expenses for the Renewable Energy Group include development costs of $7,261 and other operating costs of $11,088 for the six months ended June 30 2023.
(4) Excludes Property, plant and equipment acquired through the assumption of debt.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.

Schedule of Information on Operations by Geographic Area	Information on operations by geographic area is as follows:

	Three months ended June 30		Six months ended June 30
	2024	2023	2024	2023
Revenue
United States	$467,747	$503,777	$1,069,326	$1,144,201
Canada	37,391	37,788	87,886	90,916
Other regions	93,488	86,306	178,514	171,381
	$598,626	$627,871	$1,335,726	$1,406,498